Goodwill - Schedule of Goodwill (Details) $ in Millions	Dec. 31, 2023 USD ($)
Goodwill [Roll Forward]
Balance, December 31, 2022	$ 75.3
Balance, December 31, 2023	75.3
Vessel Leasing
Goodwill [Roll Forward]
Balance, December 31, 2022	75.3
Balance, December 31, 2023	75.3
Mobile Power Generation
Goodwill [Roll Forward]
Balance, December 31, 2022	0.0
Balance, December 31, 2023	$ 0.0